ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ORDINARY SHARES

17.	ORDINARY SHARES

The Company adopts a dual-class ordinary share structure. Pursuant to the resolution of the shareholders of the Company on August 23, 2018, the Company’s authorized share capital became US$50,000 divided into 5,000,000,000 shares comprising of (i) 4,800,000,000 class A ordinary shares of a par value of US$0.00001 each (“Class A Ordinary Shares”), (ii) 150,000,000 class B ordinary shares of a par value of US$0.00001 each (“Class B Ordinary Shares”) and (iii) 50,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with post-offering amended and restated memorandum and articles of association. In respect of all matters subject to a shareholder vote, each Class A ordinary share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity other than holders of Class B Ordinary Shares or their affiliates, such Class B Ordinary Shares shall be automatically and immediately converted into the equivalent number of Class A Ordinary Shares.

Immediately prior to the completion of the IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding 4,000,000 Class A Ordinary Shares, the rest of the outstanding 33,818,182 Pre-IPO Class B Ordinary Shares, and all outstanding 18,181,818 Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis. Upon the completion of the Company’s IPO in 2018, 34,200,000 Class A Ordinary Shares were issued, and the Company had 90,200,000 Post-IPO Class A Ordinary Shares and 117,600,000 Post-IPO Class B Ordinary Shares outstanding, respectively.

As of December 31, 2022, the Company had 104,539,463 Class A Ordinary Shares and 102,854,550 Class B Ordinary Shares outstanding, respectively, following the option exercises into Class A Ordinary Shares, conversions of Class B Ordinary Shares to Class A Ordinary Shares as well as the repurchase of Class A Ordinary Shares following the IPO during the previous years.

During the year ended December 31, 2023, 176,883 Class A Ordinary Shares were issued for the exercised share options. In addition, 90,000 Class B Ordinary Shares were converted into Class A Ordinary Shares. Moreover, 2,903,802 Class A Ordinary Shares were repurchased by the Group. As of December 31, 2023, the Company had 101,902,544 Class A Ordinary Shares and 102,764,550 Class B Ordinary Shares outstanding.

During the year ended December 31, 2024, 355,542 Class A Ordinary Shares were issued for the exercised share options. In addition, 1,198,542 Class A Ordinary Shares were repurchased by the Group. As of December 31, 2024, the Company had 101,059,544 Class A Ordinary Shares and 102,764,550 Class B Ordinary Shares outstanding.

During the year ended December 31, 2025, 1,218,363 Class A Ordinary Shares were issued for the exercised share options. In addition, 3,077,262 Class A Ordinary Shares were repurchased by the Group. 4 Class A Ordinary Shares and 2 Class B Ordinary Shares were cancelled by the Group. As of December 31, 2025, the Company had 99,200,641 Class A Ordinary Shares and 102,764,548 Class B Ordinary Shares outstanding.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)